Power project acquisition and development costs (Narrative) (Details)			1 Months Ended	12 Months Ended
	Oct. 11, 2013	Jul. 12, 2013 USD ($)	May 19, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	May 31, 2018 USD ($)	Sep. 09, 2016 USD ($)
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Impairment loss					$ 0
Membership Interest Purchase and Sale Agreement ("MIPSA") [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Consideration		$ 1,250,000
Percentage of interest owned	50.00%	100.00%
Monetary damages								$ 210,000,000
Lawsuit seeking amount of damages							$ 951,000,000
Term of agreement			25-year PPOA
Land Lease Agreements [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Term of agreement				twenty-five years
Payment made by Company				$ 105,667		$ 115,775
Payments For extension agreements				$ 221,000